Schedule I - Condensed Financial Information of Parent Company - Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Operating costs and expenses:
General and administrative	$ 324,210	$ 311,014	$ 226,404
Total operating costs and expenses	944,941	837,289	633,035
Operating loss	197,567	122,565	120,160
Interest income	44,880	30,121	25,488
Equity in earnings of subsidiaries and VIE	(1,453)	(1,427)
Net income	215,704	136,269	132,688
Parent Company [Member]
Operating costs and expenses:
General and administrative	20,435	32,208	24,477
Total operating costs and expenses	20,435	32,208	24,477
Operating loss	(20,435)	(32,208)	(24,477)
Other income			147
Interest income	1	49	422
Equity in earnings of subsidiaries and VIE	236,138	168,428	156,596
Net income	$ 215,704	$ 136,269	$ 132,688